Other Receivables (Detail Textuals) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Current Receivables [Abstract]
Royalty income receivables due from former operator	$ 5,300
Valuation allowance for the royalty income receivables	1,425
Other receivables relating to finance and loan receivables from a former hydrocarbon subsidiary written off	$ 10,324	$ 11,296